Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
Alpha Architect US Equity ETF (AAUS)
(the “Fund”)
April 21, 2026
Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information,
each dated February 1, 2026

The Fund’s management fee is being reduced to an annual rate of 0.0945% of its average daily net assets effective May 1, 2026. The sub-advisory fee rate received by Alpha Architect, LLC is also being reduced to an annual rate of 0.05% of the Fund’s average daily net assets effective May 1, 2026.
Effective May 1, 2026, the “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Summary Prospectus and Prospectus are deleted in their entirety and replaced as follows:
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee[1]	0.09%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses[1]	0.09%
1.The Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.0945%. The Management Fee has been restated to reflect current fees.
Effective May 1, 2026, the“Example” section of the Fund’s Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:	Five Years:	Ten Years:
$10	$30	$53	$121

If you have any questions, please call (215) 330-4476.

Please retain this Supplement for future reference.

Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
Alpha Architect US Equity 2 ETF (AAEQ)
(the “Fund”)
April 21, 2026
Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information,
each dated December 4, 2025
The Fund’s management fee is being reduced to an annual rate of 0.0945% of its average daily net assets effective May 1, 2026. The sub-advisory fee rate received by Alpha Architect, LLC is also being reduced to an annual rate of 0.05% of the Fund’s average daily net assets effective May 1, 2026.
Effective May 1, 2026, the “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Summary Prospectus and Prospectus are deleted in their entirety and replaced as follows:
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee[1]	0.09%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[1]	0.09%
1The Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.0945%. The Management Fee has been restated to reflect current fees.
2Other Expenses are estimated for the current fiscal year.
Effective May 1, 2026, the“Example” section of the Fund’s Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:
$10	$30

If you have any questions, please call (215) 330-4476.

Please retain this Supplement for future reference.

Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
Alpha Architect US Equity 3 ETF (AAUA)
(the “Fund”)
April 21, 2026
Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information,
each dated March 13, 2026
The Fund’s management fee is being reduced to an annual rate of 0.0945% of its average daily net assets effective May 1, 2026. The sub-advisory fee rate received by Alpha Architect, LLC is also being reduced to an annual rate of 0.05% of the Fund’s average daily net assets effective May 1, 2026.
Effective May 1, 2026, the “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Summary Prospectus and Prospectus are deleted in their entirety and replaced as follows:
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee[1]	0.09%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[1]	0.09%
1The Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.0945%. The Management Fee has been restated to reflect current fees.
2Other Expenses are estimated for the current fiscal year.
Effective May 1, 2026, the“Example” section of the Fund’s Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:
$10	$30

If you have any questions, please call (215) 330-4476.

Please retain this Supplement for future reference.

Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
Alpha Architect US Equity 4 ETF (AAUB)
(the “Fund”)
April 21, 2026
Supplement to the Summary Prospectus dated February 17, 2026 and
Prospectus and Statement of Additional Information, each dated March 4, 2026
The Fund’s management fee is being reduced to an annual rate of 0.0945% of its average daily net assets effective May 1, 2026. The sub-advisory fee rate received by Alpha Architect, LLC is also being reduced to an annual rate of 0.05% of the Fund’s average daily net assets effective May 1, 2026.
Effective May 1, 2026, the “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Summary Prospectus and Prospectus are deleted in their entirety and replaced as follows:
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management Fee[1]	0.09%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[1]	0.09%
1The Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.0945%. The Management Fee has been restated to reflect current fees.
2Other Expenses are estimated for the current fiscal year.
Effective May 1, 2026, the“Example” section of the Fund’s Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:
$10	$30

If you have any questions, please call (215) 330-4476.

Please retain this Supplement for future reference.